Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current portion:
Other tax payables	¥ 14,994	¥ 32,006
Other payable to suppliers	8,915	17,365
Accrued marketing expense -loyalty points	4,643	7,414
Professional fees	6,211	7,068
Advances from the insured	3,251	3,211
Interest payable	746	655
Deposits	258	625
Withholding social security costs and housing benefits	14,717	1,152
Deferred Income	2,395
Others	2,121	1,759
Total current portion	¥ 58,251	¥ 71,255